Supplement to the
Fidelity® Systematic Municipal Bond Index ETF
December 27, 2024
Summary Prospectus

Richard Munclinger no longer serves as Co-Portfolio Manager of the fund.
SMBI-SUSTK-0225-100 1.9919546.100	February 7, 2025